Acquisitions and Divestitures - Purchase Price Allocation (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchase Price Allocation
Goodwill	$ 2,364,031			$ 2,364,031	$ 2,364,031	$ 2,140,503	$ 2,108,536
Difference
Goodwill					3,382	$ (236)
NeuMoDx
Purchase Price Allocation
Cash consideration	251,730	$ 251,730
Fair value of minority interest	52,727	52,727	$ 52,700
Purchase price	304,457	304,457
Cash and cash equivalents	12,291	12,291	12,291	12,291	12,291
Accounts receivable	5,691	5,691	5,691	5,691	5,691
Inventories	20,666	18,866	18,866	20,666	20,666
Prepaid expenses and other current assets	5,961	5,943	5,943	5,961	5,961
Accounts payable	(12,450)	(11,168)	(11,168)	(12,450)	(12,450)
Accruals and other current liabilities	(18,929)	(18,770)	(18,770)	(18,929)	(18,929)
Other long-term liabilities	(4,101)	(4,101)	(4,101)	(4,101)	(4,101)
Fixed and other long-term assets	7,076	6,698	6,698	7,076	7,076
Goodwill	157,627	149,877	149,877	157,627	157,627
Deferred tax asset	12,457	0	0	12,457	12,457
Deferred tax liability on fair value of identifiable intangible assets acquired	(39,002)	(46,440)	(46,440)	(39,002)	(39,002)
Total	304,457	304,457	304,457	304,457	304,457
Difference
Cash consideration				0
Fair value of minority interest				0
Purchase price				0
Cash and cash equivalents				0
Accounts receivable				0
Inventories				1,800
Prepaid expenses and other current assets				18
Accounts payable				(1,282)
Accruals and other current liabilities				(159)
Other long-term liabilities				0
Fixed and other long-term assets				378
Goodwill				7,750
Deferred tax asset				12,457
Deferred tax liability on fair value of identifiable intangible assets acquired				7,438
Total				0
NeuMoDx | Developed technology
Purchase Price Allocation
Intangible assets	101,000	119,100	119,100	101,000	101,000
Difference
Intangible assets				(18,100)
NeuMoDx | In-process research and development
Purchase Price Allocation
Intangible assets	55,000	64,800	64,800	55,000	55,000
Difference
Intangible assets				(9,800)
NeuMoDx | Patent and license rights
Purchase Price Allocation
Intangible assets	770	770	770	770	770
Difference
Intangible assets				0
NeuMoDx | Customer backlog
Purchase Price Allocation
Intangible assets	$ 400	$ 900	$ 900	400	$ 400
Difference
Intangible assets				$ (500)